Related party transactions	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Related party transactions
32    Related party transactions
The Group’s related parties are predominantly subsidiaries, joint operations, joint ventures and associates and key management personnel of the Group. Disclosures relating to key management personnel are set out in note 23 ‘Key management personnel’. Transactions between each parent company and its subsidiaries are eliminated on consolidation and are not disclosed in this note.

•	All transactions to/from related parties are made at arm’s length, i.e. at normal market prices and rates and on normal commercial terms.

•
Outstanding balances at
year-end
are unsecured and settlement occurs in cash. Loan amounts owing from related parties represent secured loans made to joint operations, associates and joint ventures under co-funding
arrangements. Such loans are made on an arm’s length basis. Such loans made to joint operations are payable on demand and loans made to associates are due to be repaid by 16 August 2022.

•	No guarantees are provided or received for any related party receivables or payables.

•	No provision for expected credit losses has been recognised in relation to any outstanding balances and no expense has been recognised in respect of expected credit losses due from related parties.

•
There were no other related party transactions in the year ended 30 June 2020 (2019: US$ nil), other than those with post-employment benefit plans for the benefit of Group employees. These are shown in note 26 ‘Pension and other post-retirement obligations’.

Transactions with related parties
Further disclosures related to related party transactions are as follows:

	Joint operations		Joint ventures		Associates
	2020	2019	2020	2019	2020	2019
	US$M	US$M	US$M	US$M	US$M	US$M
Sales of goods/services	–	–	–	–	–	–
Purchases of goods/services	–	–	–	–	967.276	1,141.230
Interest income	1.306	1.532	–	–	2.370	0.826
Interest expense	–	–	–	–	–	0.011
Dividends received	–	–	–	–	126.187	509.577
Net loans made to/(repayments from) related parties	4.851	12.539	–	–	12.273	14.547
Outstanding balances with related parties
Disclosures in respect of amounts owing to/from joint operations represent the amount that does not eliminate on consolidation.

	Joint operations		Joint ventures		Associates
	2020	2019	2020	2019	2020	2019
	US$M	US$M	US$M	US$M	US$M	US$M
Trade amounts owing to related parties	–	–	–	–	69.490	169.773
Loan amounts owing to related parties	33.812	40.513	–	–	5.097	10.097
Trade amounts owing from related parties	–	–	–	–	0.473	3.828
Loan amounts owing from related parties	13.625	15.474	–	–	40.759	33.486